ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

9. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at December 31 was as follows:

	2023	2022	2021

Trade payables	$1,370,658	$2,723,531	$987,498
Payroll related liabilities	563,588	452,751	521,692
Accrued liabilities	367,211	186,148	282,032

	$2,301,457	$3,362,430	$1,791,222